                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ENRON CAPITAL MANAGEMENT LIMITED PARTNERSHIP
Address:   1400 SMITH STREET
           HOUSTON, TEXAS  77002

13F File Number:  28-6974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julia Heintz Murray
Title: Vice President, General Counsel, Finance, and Secretary of Enron Capital Corp., as General Partner of Enron Capital Management Limited Partnership
Phone:     713-853-4794

Signature, Place, and Date of Signing:

       /s/ JULIA HEINTZ MURRAY       HOUSTON, TEXAS   November 12, 1999
       -----------------------       --------------   ------------------
             [Signature]             [City, State]         [Date]

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

  13F File Number   Name

     28-6976        JOINT ENERGY DEVELOPMENT INVESTMENTS LIMITED PARTNERSHIP